PRIOR PERIOD MISSTATEMENTS (Details Narrative)	9 Months Ended
Sep. 30, 2020 USD ($)
Prior Period Misstatements
[custom:UnderstatementOfExpenses]	$ 49,174
[custom:UnderstatementOfAccountsReceivableAndRevenue]	17,041
[custom:DecreaseToNetCashUsedInOperatingActivities]	$ 25,125